Distribution Date:	10/17/23	Wells Fargo Commercial Mortgage Trust 2020-C55
Determination Date:	10/11/23
Next Distribution Date:	11/17/23
Record Date:	09/29/23	Commercial Mortgage Pass-Through Certificates
Series 2020-C55

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95002EAW7	1.856000%	20,310,000.00	6,855,958.56	33,162.50	10,603.88	0.00	0.00	43,766.38	6,822,796.06	30.43%	30.00%
A-2	95002EAX5	2.766000%	18,218,000.00	18,218,000.00	0.00	41,992.49	0.00	0.00	41,992.49	18,218,000.00	30.43%	30.00%
A-3	95002EAY3	2.462000%	24,260,000.00	24,260,000.00	0.00	49,773.43	0.00	0.00	49,773.43	24,260,000.00	30.43%	30.00%
A-SB	95002EAZ0	2.651000%	32,314,000.00	32,314,000.00	0.00	71,387.01	0.00	0.00	71,387.01	32,314,000.00	30.43%	30.00%
A-4	95002EBA4	2.474000%	182,940,000.00	182,940,000.00	0.00	377,161.30	0.00	0.00	377,161.30	182,940,000.00	30.43%	30.00%
A-5	95002EBB2	2.725000%	395,940,000.00	395,940,000.00	0.00	899,113.75	0.00	0.00	899,113.75	395,940,000.00	30.43%	30.00%
A-S	95002EBC0	2.937000%	96,283,000.00	96,283,000.00	0.00	235,652.64	0.00	0.00	235,652.64	96,283,000.00	20.28%	20.00%
B	95002EBD8	3.139000%	44,531,000.00	44,531,000.00	0.00	116,485.67	0.00	0.00	116,485.67	44,531,000.00	15.59%	15.38%
C	95002EBE6	3.542000%	37,310,000.00	37,310,000.00	0.00	110,126.68	0.00	0.00	110,126.68	37,310,000.00	11.66%	11.50%
D	95002EAA5	2.500000%	25,274,000.00	25,274,000.00	0.00	52,654.17	0.00	0.00	52,654.17	25,274,000.00	9.00%	8.88%
E	95002EAC1	2.500000%	20,460,000.00	20,460,000.00	0.00	42,625.00	0.00	0.00	42,625.00	20,460,000.00	6.85%	6.75%
F	95002EAE7	2.587000%	20,460,000.00	20,460,000.00	0.00	44,108.35	0.00	0.00	44,108.35	20,460,000.00	4.69%	4.63%
G	95002EAG2	2.587000%	9,629,000.00	9,629,000.00	0.00	20,758.52	0.00	0.00	20,758.52	9,629,000.00	3.68%	3.63%
H-RR*	95002EAJ6	3.927732%	34,902,711.00	34,902,711.00	0.00	23,523.05	0.00	0.00	23,523.05	34,902,711.00	0.00%	0.00%
R	95002EAU1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	95002EAS6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			962,831,711.00	949,377,669.56	33,162.50	2,095,965.94	0.00	0.00	2,129,128.44	949,344,507.06

X-A	95002EBF3	1.293418%	673,982,000.00	660,527,958.56	0.00	711,949.00	0.00	0.00	711,949.00	660,494,796.06
X-B	95002EBG1	0.813509%	178,124,000.00	178,124,000.00	0.00	120,754.50	0.00	0.00	120,754.50	178,124,000.00
X-D	95002EAL1	1.427732%	45,734,000.00	45,734,000.00	0.00	54,413.26	0.00	0.00	54,413.26	45,734,000.00
X-F	95002EAN7	1.340732%	20,460,000.00	20,460,000.00	0.00	22,859.49	0.00	0.00	22,859.49	20,460,000.00
X-G	95002EAQ0	1.340732%	9,629,000.00	9,629,000.00	0.00	10,758.26	0.00	0.00	10,758.26	9,629,000.00
Notional SubTotal			927,929,000.00	914,474,958.56	0.00	920,734.51	0.00	0.00	920,734.51	914,441,796.06

Deal Distribution Total					33,162.50	3,016,700.45	0.00	0.00	3,049,862.95

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95002EAW7	337.56566027	1.63281635	0.52210143	0.00000000	0.00000000	0.00000000	0.00000000	2.15491777	335.93284392
A-2	95002EAX5	1,000.00000000	0.00000000	2.30500000	0.00000000	0.00000000	0.00000000	0.00000000	2.30500000	1,000.00000000
A-3	95002EAY3	1,000.00000000	0.00000000	2.05166653	0.00000000	0.00000000	0.00000000	0.00000000	2.05166653	1,000.00000000
A-SB	95002EAZ0	1,000.00000000	0.00000000	2.20916662	0.00000000	0.00000000	0.00000000	0.00000000	2.20916662	1,000.00000000
A-4	95002EBA4	1,000.00000000	0.00000000	2.06166667	0.00000000	0.00000000	0.00000000	0.00000000	2.06166667	1,000.00000000
A-5	95002EBB2	1,000.00000000	0.00000000	2.27083333	0.00000000	0.00000000	0.00000000	0.00000000	2.27083333	1,000.00000000
A-S	95002EBC0	1,000.00000000	0.00000000	2.44749997	0.00000000	0.00000000	0.00000000	0.00000000	2.44749997	1,000.00000000
B	95002EBD8	1,000.00000000	0.00000000	2.61583324	0.00000000	0.00000000	0.00000000	0.00000000	2.61583324	1,000.00000000
C	95002EBE6	1,000.00000000	0.00000000	2.95166658	0.00000000	0.00000000	0.00000000	0.00000000	2.95166658	1,000.00000000
D	95002EAA5	1,000.00000000	0.00000000	2.08333347	0.00000000	0.00000000	0.00000000	0.00000000	2.08333347	1,000.00000000
E	95002EAC1	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	95002EAE7	1,000.00000000	0.00000000	2.15583333	0.00000000	0.00000000	0.00000000	0.00000000	2.15583333	1,000.00000000
G	95002EAG2	1,000.00000000	0.00000000	2.15583342	0.00000000	0.00000000	0.00000000	0.00000000	2.15583342	1,000.00000000
H-RR	95002EAJ6	1,000.00000000	0.00000000	0.67396054	2.59914968	49.00634223	0.00000000	0.00000000	0.67396054	1,000.00000000
R	95002EAU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	95002EAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95002EBF3	980.03798107	0.00000000	1.05633236	0.00000000	0.00000000	0.00000000	0.00000000	1.05633236	979.98877724
X-B	95002EBG1	1,000.00000000	0.00000000	0.67792381	0.00000000	0.00000000	0.00000000	0.00000000	0.67792381	1,000.00000000
X-D	95002EAL1	1,000.00000000	0.00000000	1.18977697	0.00000000	0.00000000	0.00000000	0.00000000	1.18977697	1,000.00000000
X-F	95002EAN7	1,000.00000000	0.00000000	1.11727713	0.00000000	0.00000000	0.00000000	0.00000000	1.11727713	1,000.00000000
X-G	95002EAQ0	1,000.00000000	0.00000000	1.11727698	0.00000000	0.00000000	0.00000000	0.00000000	1.11727698	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/23 - 09/30/23	30	0.00	10,603.88	0.00	10,603.88	0.00	0.00	0.00	10,603.88	0.00
A-2	09/01/23 - 09/30/23	30	0.00	41,992.49	0.00	41,992.49	0.00	0.00	0.00	41,992.49	0.00
A-3	09/01/23 - 09/30/23	30	0.00	49,773.43	0.00	49,773.43	0.00	0.00	0.00	49,773.43	0.00
A-SB	09/01/23 - 09/30/23	30	0.00	71,387.01	0.00	71,387.01	0.00	0.00	0.00	71,387.01	0.00
A-4	09/01/23 - 09/30/23	30	0.00	377,161.30	0.00	377,161.30	0.00	0.00	0.00	377,161.30	0.00
A-5	09/01/23 - 09/30/23	30	0.00	899,113.75	0.00	899,113.75	0.00	0.00	0.00	899,113.75	0.00
X-A	09/01/23 - 09/30/23	30	0.00	711,949.00	0.00	711,949.00	0.00	0.00	0.00	711,949.00	0.00
X-B	09/01/23 - 09/30/23	30	0.00	120,754.50	0.00	120,754.50	0.00	0.00	0.00	120,754.50	0.00
X-D	09/01/23 - 09/30/23	30	0.00	54,413.26	0.00	54,413.26	0.00	0.00	0.00	54,413.26	0.00
X-F	09/01/23 - 09/30/23	30	0.00	22,859.49	0.00	22,859.49	0.00	0.00	0.00	22,859.49	0.00
X-G	09/01/23 - 09/30/23	30	0.00	10,758.26	0.00	10,758.26	0.00	0.00	0.00	10,758.26	0.00
A-S	09/01/23 - 09/30/23	30	0.00	235,652.64	0.00	235,652.64	0.00	0.00	0.00	235,652.64	0.00
B	09/01/23 - 09/30/23	30	0.00	116,485.67	0.00	116,485.67	0.00	0.00	0.00	116,485.67	0.00
C	09/01/23 - 09/30/23	30	0.00	110,126.68	0.00	110,126.68	0.00	0.00	0.00	110,126.68	0.00
D	09/01/23 - 09/30/23	30	0.00	52,654.17	0.00	52,654.17	0.00	0.00	0.00	52,654.17	0.00
E	09/01/23 - 09/30/23	30	0.00	42,625.00	0.00	42,625.00	0.00	0.00	0.00	42,625.00	0.00
F	09/01/23 - 09/30/23	30	0.00	44,108.35	0.00	44,108.35	0.00	0.00	0.00	44,108.35	0.00
G	09/01/23 - 09/30/23	30	0.00	20,758.52	0.00	20,758.52	0.00	0.00	0.00	20,758.52	0.00
H-RR	09/01/23 - 09/30/23	30	1,614,452.55	114,240.42	0.00	114,240.42	90,717.37	0.00	0.00	23,523.05	1,710,454.20
Totals			1,614,452.55	3,107,417.82	0.00	3,107,417.82	90,717.37	0.00	0.00	3,016,700.45	1,710,454.20

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	3,049,862.95
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,116,760.02	Master Servicing Fee	4,239.84
Interest Reductions due to Nonrecoverability Determination	(80,247.93)	Certificate Administrator Fee	5,833.49
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	395.57
ARD Interest	0.00	Operating Advisor Fee	1,036.40
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	205.70
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,036,512.09	Total Fees	12,001.00

Principal		Expenses/Reimbursements
Scheduled Principal	413,162.50	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,561.13
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	249.50
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	(380,000.00)	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	33,162.50	Total Expenses/Reimbursements	7,810.63

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,016,700.45
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	33,162.50
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,049,862.95
Total Funds Collected	3,069,674.59	Total Funds Distributed	3,069,674.58

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	949,377,670.24	949,377,670.24	Beginning Certificate Balance	949,377,669.56
(-) Scheduled Principal Collections	413,162.50	413,162.50	(-) Principal Distributions	33,162.50
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	(380,000.00)	(380,000.00)	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	949,344,507.74	949,344,507.74	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	950,770,949.14	950,770,949.14	Ending Certificate Balance	949,344,507.06
Ending Actual Collateral Balance	950,416,191.40	950,416,191.40

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.68)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.68)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.93%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	28,025,044.77	2.95%	74	4.3207	NAP	Defeased	5	28,025,044.77	2.95%	74	4.3207	NAP
1,000,000 or less	2	1,918,000.00	0.20%	129	4.7001	1.934207	1.40 or less	7	79,424,740.30	8.37%	75	4.3715	0.425225
1,000,001 to 2,000,000	3	4,871,786.79	0.51%	86	4.5038	2.226130	1.41 to 1.50	2	40,637,426.65	4.28%	74	3.9046	1.449398
2,000,001 to 3,000,000	3	7,680,455.72	0.81%	75	4.4150	2.011298	1.51 to 1.60	4	48,601,353.09	5.12%	75	4.5123	1.573090
3,000,001 to 4,000,000	1	3,974,904.17	0.42%	75	4.2500	3.018700	1.61 to 1.70	3	39,961,414.27	4.21%	75	4.2023	1.663817
4,000,001 to 5,000,000	6	27,382,138.07	2.88%	75	4.1281	2.207170	1.71 to 1.80	4	87,326,444.89	9.20%	74	3.7410	1.722111
5,000,001 to 6,000,000	1	5,300,000.00	0.56%	14	4.8600	3.360700	1.81 to 1.90	1	13,700,000.00	1.44%	75	4.3700	1.879600
6,000,001 to 7,000,000	3	19,609,543.95	2.07%	63	4.6584	1.961987	1.91 to 2.00	6	62,042,000.00	6.54%	78	4.3032	1.950233
7,000,001 to 8,000,000	4	30,019,111.67	3.16%	75	4.5756	2.004106	2.01 to 2.50	19	261,811,809.92	27.58%	71	3.8935	2.306080
8,000,001 to 9,000,000	4	32,950,000.00	3.47%	75	3.8435	2.981973	2.51 to 3.50	11	145,735,273.85	15.35%	73	3.9534	3.060386
9,000,001 to 10,000,000	3	28,941,664.95	3.05%	74	4.2251	2.340165	3.51 or greater	6	142,079,000.00	14.97%	82	3.3547	3.756540
10,000,001 to 15,000,000	11	137,268,882.24	14.46%	69	4.1179	1.798224	Totals	68	949,344,507.74	100.00%	75	3.9394	2.281587
15,000,001 to 20,000,000	7	122,742,029.46	12.93%	69	4.3581	1.573357
20,000,001 to 30,000,000	7	186,600,000.00	19.66%	74	3.8750	2.362327
30,000,001 to 50,000,000	8	312,060,945.95	32.87%	80	3.5165	2.725756
50,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000
80,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	68	949,344,507.74	100.00%	75	3.9394	2.281587
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	5	28,025,044.77	2.95%	74	4.3207	NAP	Washington	2	48,200,000.00	5.08%	112	3.7295	3.434790
Alabama	3	1,710,372.25	0.18%	74	3.4940	2.404800	Wisconsin	1	14,025,000.00	1.48%	73	4.0880	0.865100
Arizona	4	31,915,014.45	3.36%	63	3.9670	2.546795	Totals	100	949,344,507.74	100.00%	75	3.9394	2.281587
California	6	69,532,813.50	7.32%	75	4.1637	2.396207
									Property Type³
Colorado	2	5,917,690.96	0.62%	75	4.3551	2.713347
Florida	5	49,660,884.42	5.23%	74	4.0255	2.067509		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	7	20,754,287.31	2.19%	64	4.3809	1.980153		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	8	37,522,607.89	3.95%	76	4.0122	0.880821	Defeased	5	28,025,044.77	2.95%	74	4.3207	NAP
Indiana	3	2,702,688.67	0.28%	96	3.9608	2.218851	Industrial	4	20,937,725.41	2.21%	75	4.4800	1.432833
Kentucky	3	12,177,930.92	1.28%	15	4.8800	2.104400	Lodging	13	135,088,828.95	14.23%	69	4.2821	1.680926
Maryland	2	12,057,726.96	1.27%	76	4.3944	2.131301	Mixed Use	3	69,850,000.00	7.36%	74	3.5212	1.620425
Michigan	3	30,188,423.49	3.18%	77	4.6576	0.717068	Multi-Family	12	135,572,375.67	14.28%	75	4.1603	1.817459
Minnesota	1	6,465,482.24	0.68%	74	3.4940	2.404800	Office	14	251,334,381.24	26.47%	82	3.6696	2.907175
Missouri	2	2,451,807.11	0.26%	96	3.9766	2.215542	Retail	38	252,474,091.40	26.59%	75	3.8237	2.206757
Nevada	2	66,220,000.00	6.98%	75	4.1655	1.835843	Self Storage	11	56,062,060.30	5.91%	56	4.4388	3.210590
New Mexico	3	9,982,233.99	1.05%	76	4.6931	2.391882	Totals	100	949,344,507.74	100.00%	75	3.9394	2.281587
New York	8	251,283,671.36	26.47%	74	3.4895	2.435261
North Carolina	7	61,288,864.38	6.46%	75	4.0092	2.361072
Ohio	9	46,351,978.38	4.88%	74	4.2339	1.876138
Oklahoma	1	9,691,664.95	1.02%	74	4.1700	2.459300
Pennsylvania	3	73,381,203.99	7.73%	75	3.8123	2.753749
South Carolina	2	23,163,129.38	2.44%	45	3.8951	3.364710
Tennessee	1	10,604,295.34	1.12%	76	3.9110	2.419500
Texas	4	20,456,619.97	2.15%	75	4.3139	1.750817
Virginia	3	3,613,071.06	0.38%	75	4.0830	2.094998

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	28,025,044.77	2.95%	74	4.3207	NAP	Defeased	5	28,025,044.77	2.95%	74	4.3207	NAP
	3.250% or less	2	70,000,000.00	7.37%	74	2.9900	3.665200	12 months or less	1	40,000,000.00	4.21%	119	3.6987	3.621400
	3.251% to 3.500%	6	190,770,945.95	20.10%	75	3.4205	2.324585	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	4	99,723,404.22	10.50%	92	3.6667	3.231725	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	9	122,583,173.12	12.91%	69	3.8722	2.306547	37 months to 48 months	59	878,372,462.97	92.52%	72	3.9357	2.237891
	4.001% to 4.250%	17	229,201,888.22	24.14%	74	4.1326	1.911321	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	9	65,004,422.91	6.85%	72	4.3739	1.877792	Totals	68	949,344,507.74	100.00%	75	3.9394	2.281587
	4.501% to 4.750%	8	61,866,077.82	6.52%	77	4.6121	1.641617
	4.751% or greater	8	82,169,550.73	8.66%	63	4.8653	1.819241
	Totals	68	949,344,507.74	100.00%	75	3.9394	2.281587
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	28,025,044.77	2.95%	74	4.3207	NAP	Defeased	5	28,025,044.77	2.95%	74	4.3207	NAP
	60 months or less	4	42,083,186.76	4.43%	28	4.3488	2.990050	Interest Only	29	597,536,945.95	62.94%	76	3.7181	2.546417
	61 months or greater	59	879,236,276.21	92.62%	77	3.9077	2.263793	300 months or less	2	18,154,114.28	1.91%	76	4.3265	2.407731
	Totals	68	949,344,507.74	100.00%	75	3.9394	2.281587	301 months to 330 months	32	305,628,402.74	32.19%	71	4.3141	1.802683
								331 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	68	949,344,507.74	100.00%	75	3.9394	2.281587
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	28,025,044.77	2.95%	74	4.3207	NAP			No outstanding loans in this group
Underwriter's Information		2	62,945,945.95	6.63%	75	3.1830	3.426982
	12 months or less	61	858,373,517.02	90.42%	75	3.9825	2.214100
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	68	949,344,507.74	100.00%	75	3.9394	2.281587
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310954176	RT	Brooklyn	NY	Actual/360	3.359%	139,950.00	0.00	0.00	N/A	01/01/30	--	50,000,000.00	50,000,000.00	10/01/23
1A	310954177				Actual/360	3.359%	92,215.70	0.00	0.00	N/A	01/01/30	--	32,945,945.95	32,945,945.95	10/01/23
2	310954047	OF	New York	NY	Actual/360	2.990%	99,666.67	0.00	0.00	N/A	12/06/29	--	40,000,000.00	40,000,000.00	10/06/23
2A	310954223				Actual/360	2.990%	74,750.00	0.00	0.00	N/A	12/06/29	--	30,000,000.00	30,000,000.00	10/06/23
3	323210003	MU	New York	NY	Actual/360	3.486%	116,200.00	0.00	0.00	N/A	12/08/29	--	40,000,000.00	40,000,000.00	10/08/23
4	323210004	OF	Seattle	WA	Actual/360	3.699%	123,289.33	0.00	0.00	N/A	09/06/33	--	40,000,000.00	40,000,000.00	10/06/23
5	28002344	RT	Las Vegas	NV	Actual/360	4.155%	133,375.50	0.00	0.00	N/A	01/06/30	--	38,520,000.00	38,520,000.00	10/06/23
6	28002356	OF	Philadelphia	PA	Actual/360	3.632%	111,139.20	0.00	0.00	N/A	02/06/30	--	36,720,000.00	36,720,000.00	10/06/23
7	323210007	Various Various		Various	Actual/360	3.494%	98,632.71	0.00	0.00	N/A	12/06/29	--	33,875,000.00	33,875,000.00	10/06/23
8	883101050	RT	San Francisco	CA	Actual/360	4.040%	101,000.00	0.00	0.00	N/A	12/06/29	--	30,000,000.00	30,000,000.00	10/06/23
9	310952893	RT	Las Vegas	NV	Actual/360	4.180%	96,488.33	0.00	0.00	N/A	01/11/30	--	27,700,000.00	27,700,000.00	10/11/23
10	301741489	MF	Pittsburgh	PA	Actual/360	3.920%	86,566.67	0.00	0.00	N/A	01/06/30	--	26,500,000.00	26,500,000.00	10/06/23
11	307331188	MF	Astoria	NY	Actual/360	4.070%	89,709.58	0.00	0.00	N/A	12/06/29	--	26,450,000.00	26,450,000.00	10/06/23
12	323210012	MU	Durham	NC	Actual/360	3.421%	72,553.71	0.00	0.00	N/A	12/06/29	--	25,450,000.00	25,450,000.00	10/06/23
13	300572063	SS	Various	NC	Actual/360	4.770%	81,487.50	0.00	0.00	N/A	01/06/30	--	20,500,000.00	20,500,000.00	10/06/23
14	300572067	LO	Romulus	MI	Actual/360	4.940%	0.00	0.00	0.00	N/A	02/06/30	--	19,493,423.49	19,493,423.49	04/06/20
15	310953658	OF	Phoenix	AZ	Actual/360	3.660%	55,015.00	34,299.58	0.00	N/A	10/11/29	--	18,037,703.80	18,003,404.22	09/11/23
16	310953440	LO	Mount Pleasant	SC	Actual/360	3.868%	59,886.31	0.00	0.00	N/A	12/11/26	--	18,579,000.00	18,579,000.00	10/11/23
17	300572066	OF	Bronx	NY	Actual/360	4.540%	68,856.67	0.00	0.00	N/A	01/06/30	--	18,200,000.00	18,200,000.00	10/06/23
18	307331200	MF	Palos Hills	IL	Actual/360	4.240%	58,490.15	25,040.14	0.00	N/A	02/01/30	--	16,553,815.24	16,528,775.10	10/01/23
19	307331203	IN	Various	Various	Actual/360	4.570%	63,789.58	0.00	0.00	N/A	02/06/30	--	16,750,000.00	16,750,000.00	10/06/23
20	301741482	OF	Various	OH	Actual/360	4.715%	59,769.23	24,253.34	0.00	N/A	12/06/29	--	15,211,679.99	15,187,426.65	10/06/23
21	310953103	LO	Miramar	FL	Actual/360	3.790%	44,939.56	26,264.85	0.00	N/A	12/11/29	--	14,228,886.00	14,202,621.15	10/11/23
22	300572065	LO	Fort Lauderdale	FL	Actual/360	4.360%	53,923.31	20,836.83	0.00	N/A	01/06/30	--	14,841,276.94	14,820,440.11	10/06/23
23	307331202	LO	Bolingbrook	IL	Actual/360	4.000%	45,667.18	(355,894.82)	(380,000.00)	N/A	02/06/30	--	13,700,154.56	14,056,049.38	09/06/23
24	301741481	MF	Waukesha	WI	Actual/360	4.088%	47,778.50	0.00	0.00	N/A	11/06/29	--	14,025,000.00	14,025,000.00	10/06/23
25	323210025	MF	Lancaster	TX	Actual/360	4.370%	49,890.83	0.00	0.00	N/A	01/06/30	--	13,700,000.00	13,700,000.00	10/06/23
26	300572058	SS	Louisville	KY	Actual/360	4.880%	49,591.08	16,597.89	0.00	N/A	01/06/25	--	12,194,528.81	12,177,930.92	10/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	28002336	OF	Dublin	OH	Actual/360	4.071%	37,995.73	19,786.38	0.00	N/A	12/06/29	--	11,199,920.48	11,180,134.10	10/06/23
28	28002341	IN	Tucson	AZ	Actual/360	4.169%	40,821.46	0.00	0.00	N/A	01/06/30	10/06/29	11,750,000.00	11,750,000.00	10/06/23
29	310953107	LO	Pompano Beach	FL	Actual/360	3.790%	34,145.26	19,956.13	0.00	N/A	12/11/29	--	10,811,163.38	10,791,207.25	10/11/23
30	310953218	OF	Ontario	CA	Actual/360	3.772%	36,305.50	0.00	0.00	N/A	12/11/29	--	11,550,000.00	11,550,000.00	10/11/23
31	883101070	LO	Nashville	TN	Actual/360	3.911%	34,633.85	22,302.67	0.00	N/A	02/06/30	--	10,626,598.01	10,604,295.34	10/06/23
32	28002316	MF	Pittsburgh	PA	Actual/360	4.183%	35,475.23	15,767.44	0.00	N/A	11/06/29	--	10,176,971.43	10,161,203.99	10/06/23
33	300572050	MF	Tulsa	OK	Actual/360	4.170%	33,730.65	14,996.13	0.00	N/A	12/06/29	--	9,706,661.08	9,691,664.95	10/06/23
34	300572056	RT	Walker	MI	Actual/360	4.090%	33,231.25	0.00	0.00	N/A	12/06/29	--	9,750,000.00	9,750,000.00	10/06/23
35	301741486	Various Various		NY	Actual/360	4.420%	34,991.67	0.00	0.00	N/A	01/06/30	--	9,500,000.00	9,500,000.00	10/06/23
36	883101078	SS	Charlotte	NC	Actual/360	3.420%	24,225.00	0.00	0.00	N/A	02/06/30	--	8,500,000.00	8,500,000.00	10/06/23
37	300572068	LO	Various	NM	Actual/360	4.910%	30,959.05	16,548.34	0.00	N/A	02/06/30	--	7,566,367.28	7,549,818.94	10/06/23
38	301741491	OF	Tacoma	WA	Actual/360	3.880%	26,513.33	0.00	0.00	N/A	01/06/30	--	8,200,000.00	8,200,000.00	10/06/23
39	300572057	RT	Fort Myers	FL	Actual/360	4.250%	28,864.58	0.00	0.00	N/A	12/06/29	--	8,150,000.00	8,150,000.00	10/06/23
40	310953225	OF	Los Angeles	CA	Actual/360	3.842%	25,933.50	0.00	0.00	N/A	02/11/30	--	8,100,000.00	8,100,000.00	10/11/23
41	28302321	RT	Parma	OH	Actual/360	4.180%	26,417.63	12,976.30	0.00	N/A	12/06/29	--	7,584,009.83	7,571,033.53	10/06/23
42	307331196	LO	Cumming	GA	Actual/360	4.800%	30,170.86	11,802.37	0.00	N/A	01/06/30	--	7,542,715.35	7,530,912.98	10/06/23
43	300572069	OF	Hagerstown	MD	Actual/360	4.410%	27,119.97	12,236.14	0.00	N/A	02/06/30	--	7,379,582.36	7,367,346.22	10/06/23
44	300572039	RT	Lincolnton	NC	Actual/360	4.650%	26,543.60	11,097.89	0.00	N/A	11/06/29	--	6,849,962.27	6,838,864.38	10/06/23
45	300572062	LO	Woodland	CA	Actual/360	4.980%	28,031.95	10,263.45	0.00	N/A	01/06/30	--	6,754,687.18	6,744,423.73	10/06/23
46	310951697	LO	Peachtree City	GA	Actual/360	4.308%	21,664.96	8,550.86	0.00	N/A	01/11/27	--	6,034,806.70	6,026,255.84	10/11/23
47	300572054	MF	Ashland	OH	Actual/360	4.320%	21,342.10	8,420.69	0.00	N/A	12/06/29	09/06/29	5,928,359.84	5,919,939.15	10/06/23
48	300572052	SS	Phoenix	AZ	Actual/360	4.860%	21,465.00	0.00	0.00	N/A	12/06/24	--	5,300,000.00	5,300,000.00	10/06/23
49	883101056	SS	Chandler	AZ	Actual/360	3.690%	15,375.00	0.00	0.00	N/A	12/06/29	--	5,000,000.00	5,000,000.00	10/06/23
50	307331199	LO	Lexington Park	MD	Actual/360	4.370%	17,109.35	7,840.17	0.00	N/A	02/06/30	--	4,698,220.91	4,690,380.74	10/06/23
51	410953474	SS	Aiken	SC	Actual/360	4.005%	15,322.53	6,890.69	0.00	N/A	12/11/29	--	4,591,020.07	4,584,129.38	10/11/23
52	28002351	MF	Alliance	OH	Actual/360	4.382%	16,888.96	0.00	0.00	N/A	02/06/30	--	4,625,000.00	4,625,000.00	10/06/23
53	28002337	OF	Houston	TX	Actual/360	4.240%	15,201.47	7,400.84	0.00	N/A	12/06/29	--	4,302,303.38	4,294,902.54	10/06/23
54	301741480	IN	East Syracuse	NY	Actual/360	4.120%	14,403.24	7,392.93	0.00	N/A	11/06/29	--	4,195,118.34	4,187,725.41	10/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
55	300572047	MH	Sioux Falls	SD	Actual/360	4.360%	15,416.42	6,014.82	0.00	N/A	11/06/29	08/06/29	4,243,051.13	4,237,036.31	10/06/23
56	301741485	MF	Parachute	CO	Actual/360	4.250%	14,101.89	6,805.56	0.00	N/A	01/06/30	--	3,981,709.73	3,974,904.17	10/06/23
57	28002354	MH	Star Valley	AZ	Actual/360	4.472%	14,906.67	0.00	0.00	N/A	02/06/30	--	4,000,000.00	4,000,000.00	10/06/23
58	307331192	MF	Statesboro	GA	Actual/360	4.770%	11,437.22	4,248.39	0.00	N/A	01/06/30	--	2,877,289.06	2,873,040.67	10/06/23
59	307331189	RT	Albuquerque	NM	Actual/360	4.020%	8,163.13	4,339.49	0.00	N/A	12/06/29	--	2,436,754.54	2,432,415.05	10/06/23
60	307331198	RT	Mechanicsville	VA	Actual/360	4.390%	8,688.54	0.00	0.00	N/A	02/06/30	--	2,375,000.00	2,375,000.00	10/06/23
61	300572060	98	Queen Creek	AZ	Actual/360	4.800%	8,485.55	3,319.42	0.00	N/A	10/06/29	--	2,121,388.73	2,118,069.31	10/06/23
62	307331193	MF	Evans	CO	Actual/360	4.570%	7,409.47	2,807.59	0.00	N/A	12/06/29	--	1,945,594.38	1,942,786.79	10/06/23
63	883101083	RT	Trophy Club	TX	Actual/360	4.319%	6,838.42	0.00	0.00	N/A	01/06/30	--	1,900,000.00	1,900,000.00	10/06/23
64	28002357	RT	Clinton	IN	Actual/360	4.720%	4,047.40	0.00	0.00	N/A	09/06/34	--	1,029,000.00	1,029,000.00	10/06/23
65	28002359	RT	Wardsville	MO	Actual/360	4.710%	3,819.02	0.00	0.00	N/A	07/06/34	--	973,000.00	973,000.00	10/06/23
66	28002358	RT	Kochville	MI	Actual/360	4.690%	3,693.38	0.00	0.00	N/A	07/06/34	--	945,000.00	945,000.00	10/06/23
Totals							3,036,512.09	33,162.50	(380,000.00)				949,377,670.24	949,344,507.74
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	43,987,936.00	20,124,734.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	104,104,845.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	39,993,719.00	20,183,062.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	25,513,738.00	13,000,142.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,048,398.51	1,602,210.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,424,514.35	2,206,999.29	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	7,016,037.00	3,296,768.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,892,082.00	3,340,071.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,980,000.00	990,000.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,320,218.94	1,233,444.12	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,684,108.41	760,749.52	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	1,947,404.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,309,688.29	1,549,808.16	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	(72,191.49)	01/01/23	03/31/23	03/13/23	12,113,424.98	807,612.04	(240.58)	3,188,655.78	392,599.64	0.00
15	4,148,561.00	2,127,171.56	01/01/23	06/30/23	--	0.00	0.00	89,258.21	89,258.21	0.00	0.00
16	2,777,628.82	2,962,324.77	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,243,053.00	822,531.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,256,348.00	598,105.94	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,384,835.29	687,478.16	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,935,453.88	834,098.14	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,150,680.41	2,101,505.00	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,446,771.94	1,411,231.12	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,119,245.00	18,198.57	01/01/23	03/31/23	07/12/23	2,752,214.90	100,887.01	2,252,484.45	2,252,484.45	0.00	0.00
24	1,041,139.65	136,448.26	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	930,042.00	598,922.31	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,562,391.93	847,919.99	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	1,622,046.28	840,171.64	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,657,856.70	1,551,672.24	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	961,816.01	727,445.42	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,360,063.58	1,817,478.06	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,228,654.39	1,331,657.44	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,358,301.99	373,066.62	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,570,151.33	652,856.85	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	586,438.00	332,154.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,260,302.45	651,852.60	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,804,531.64	1,520,461.79	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	717,061.24	444,468.70	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	753,194.00	512,296.75	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	365,690.02	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	5,901,627.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	980,135.52	882,258.94	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,029,521.03	629,597.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	630,790.28	287,850.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	555,917.38	630,415.37	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	950,353.82	824,393.78	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	3,742.29	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	900,986.60	444,454.80	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	888,976.17	505,027.16	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	633,473.35	586,580.11	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	597,885.38	277,396.85	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	211,317.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
53	359,921.88	144,396.24	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	423,306.59	150,273.80	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	0.00	405,688.87	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	288,522.10	170,708.45	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
59	368,600.00	184,300.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
60	203,840.00	101,919.98	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	199,279.52	130,768.66	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
63	217,603.20	108,802.54	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
64	95,708.93	47,854.95	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	59.87	0.00
65	90,684.33	45,342.65	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
66	88,335.96	44,167.98	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	295,557,323.89	101,243,923.68				14,865,639.88	908,499.05	2,341,502.08	5,530,398.44	396,401.80	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/17/23	0	0.00	0	0.00	1	19,493,423.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.939433%	3.915326%	75
09/15/23	0	0.00	0	0.00	1	19,493,423.49	0	0.00	0	0.00	1	13,700,154.56	0	0.00	0	0.00	3.939541%	3.915528%	76
08/17/23	0	0.00	0	0.00	1	19,493,423.49	0	0.00	0	0.00	1	13,343,964.38	0	0.00	0	0.00	3.943010%	3.919092%	77
07/17/23	0	0.00	0	0.00	2	32,858,363.35	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.943134%	3.919214%	78
06/16/23	0	0.00	0	0.00	2	32,880,833.53	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.943269%	3.919346%	79
05/17/23	0	0.00	0	0.00	2	32,901,650.96	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.943391%	3.919467%	80
04/17/23	0	0.00	0	0.00	2	32,952,899.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.943555%	3.919622%	81
03/17/23	0	0.00	0	0.00	2	32,999,700.96	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.943704%	3.919762%	82
02/17/23	0	0.00	0	0.00	2	33,059,088.12	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.943895%	3.919942%	83
01/18/23	0	0.00	0	0.00	2	33,105,467.15	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.944042%	3.920080%	84
12/16/22	0	0.00	0	0.00	2	33,151,661.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.944177%	3.920207%	85
11/18/22	0	0.00	0	0.00	2	33,201,948.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.944321%	3.920342%	86
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
14	300572067	04/06/20	41	6	(240.58)	3,188,655.78	4,006,757.48	20,450,069.54	06/16/20	13
15	310953658	09/11/23	0	B	89,258.21	89,258.21	0.00	18,037,703.80
23	307331202	09/06/23	0	B	2,252,484.45	2,252,484.45	0.00	14,136,787.38	05/18/20	1
Totals					2,341,502.08	5,530,398.44	4,006,757.48	52,624,560.72
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		17,477,931	17,477,931	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		24,605,256	24,605,256	0		0
49 - 60 Months		0	0	0		0
> 60 Months		907,261,321	887,767,897	19,493,423		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-23	949,344,508	929,851,084	0	0	19,493,423	0
Sep-23	949,377,670	929,884,247	0	0	19,493,423	0
Aug-23	949,381,319	929,887,895	0	0	19,493,423	0
Jul-23	949,760,820	916,902,457	0	0	32,858,363	0
Jun-23	950,168,435	917,287,601	0	0	32,880,834	0
May-23	950,545,062	917,643,412	0	0	32,901,651	0
Apr-23	950,978,837	918,025,937	0	0	32,952,900	0
Mar-23	951,378,753	918,379,052	0	0	32,999,701	0
Feb-23	951,874,287	918,815,199	0	0	33,059,088	0
Jan-23	952,270,897	919,165,430	0	0	33,105,467	0
Dec-22	952,640,111	919,488,449	0	0	33,151,662	0
Nov-22	953,023,125	919,821,176	0	0	33,201,949	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
14	300572067	19,493,423.49	20,450,069.54	17,000,000.00	02/14/23	(156,416.49)	(0.47700)	03/31/23	02/06/30	315
23	307331202	14,056,049.38	14,136,787.38	15,000,000.00	04/01/23	(34,426.18)	(0.16440)	03/31/23	02/06/30	315
Totals		33,549,472.87	34,586,856.92	32,000,000.00		(190,842.67)

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
14	300572067	LO	MI	06/16/20	13

The Loan transferred for Imminent Monetary Default at the Borrower's request as a result of the Covid-19 pandemic. The Loan is now in payment default. Lender was dual tracking with the foreclosure process but Borrower filed bankruptcy. The judge granted stay relief and GF Hotels was appointed as receiver. The Lender was also able to get the bankruptcy dismissed. Borrower continues to appeal the stay relief and dismissal rulings. The Lender filed suit against the guarantor for full recourse, is proceedin g with foreclosure and finalized a receivership franchise agreement with Marriott. Mediation on the guarantor suit occurred on 2/22/23 but was unproductive. Guarantor suit and foreclosure are continuing. Lender is also exploring a potential receiver sale.

23	307331202	LO	IL	05/18/20	1

The loan transferred for Imminent Monetary Default at the Borrower's request due to the Covid-19 pandemic. A court-appointed receiver was put in place and on July 14, 2023, the receiver completed the sale of the property for $17,300,000 and the debt was a ssumed. In conjunction with the assumption of the loan, the special servicer and the new borrower entered into a Loan Assumption, Modification and Reinstatement Agreement. The assumption Agreement provided for the replacement of the guarantors, a new fra nchise agreement with Marriott through July 2035, a PIP completion guaranty, and a $1m recourse guaranty. IO conversion from 4/6/2020-7/6/2023 and a go-forward rate reduction of 24 basis points

Outstanding amounts pushed to maturity resulting in $16. 55M due in Total Exposure at the Maturity Date prior to the impact of future principal payments on the Loan and the accrual of interest on advances for the outstanding advances made on the Loan. Actual interest due from December 2020 to July 2023, $1,623, 180.84 deferred to Loan Maturity and shall accrue interest at prime. All interest accruing on the Actual interest deferred shall be due at the Loan's Maturity Date

(2/6/2030).

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
23	307331202	0.00	4.24000%	0.00	4.24000%	9	07/12/23	07/14/23	--
40	310953225	8,100,000.00	3.84200%	8,100,000.00 3.84200%		10	07/02/20	08/11/20	08/11/20
41	28302321	7,987,543.89	4.18000%	7,976,900.68 4.18000%		10	07/30/20	06/06/20	09/11/20
Totals		16,087,543.89		16,076,900.68
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
14	0.00	0.00	4,061.13	0.00	0.00	0.00	0.00	80,247.93	0.00	0.00	0.00	0.00
23	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,740.03
50	0.00	0.00	0.00	0.00	249.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	7,561.13	0.00	249.50	0.00	0.00	80,247.93	0.00	0.00	0.00	2,740.03
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		90,798.59

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29